INTANGIBLE ASSETS - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Financing charges related to intangible assets under development	$ 4	$ 6
Amortization expense for intangible assets, 2025	85
Amortization expense for intangible assets, 2026	81
Amortization expense for intangible assets, 2027	79
Amortization expense for intangible assets, 2028	73
Amortization expense for intangible assets, 2029	$ 65